Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Loss for the year from continuing operations	£ (518,122)	£ (529,292)	£ (98,878)
Loss for the year from discontinued operations	(185,762)	(14,217)	(3,809)
Adjustments for:
Depreciation of property, plant and equipment and right-of-use assets	57,577	28,791	11,759
Amortization and impairment of intangible assets	322,565	35,995	1,361
Finance income	(2,131)	(233)	(486)
Finance expense	57,358	5,716	1,298
Share-based payment expense	44,496	43,871	3,759
IFRS 2 expense on the Transaction		240,810
Fair value movement in the Convertible Notes and embedded derivative, fair value movement in the warrants and foreign exchange movements	(194,236)	(26,671)
Tax credit	(10,012)	(5,704)	(969)
Impairment loss on remeasurement of the disposal group	2,518
Loss on disposal of property, plant and equipment	2,879
Loss on sale of discontinued operations	14,509
Loss on sale and leaseback transactions	1,934
Increase in provisions	31,646
Adjustments to reconcile profit (loss)	(374,781)	(220,934)	(85,965)
Movements in working capital:
Decrease/(increase) in trade and other receivables	19,797	(23,192)	(4,789)
Decrease/(increase) in inventory	165,213	(247,745)	(36,961)
Increase in subscription vehicles	(54,132)	(80,925)
(Decrease)/increase in trade and other payables	(9,127)	16,074	10,394
Total working capital movements	121,751	(335,788)	(31,356)
Other cash flows from operating activities:
Interest received	2,131	233	478
Tax credit received	501		969
Net cash used in operating activities	(250,398)	(556,489)	(115,874)
Cash flows from investing activities
Purchases of property, plant and equipment	(33,625)	(29,466)	(17,919)
Disposals of property, plant and equipment	8,320
Purchases and development of intangible assets	(18,133)	(14,260)	(1,889)
Acquisition of subsidiaries, net of cash acquired	(33,142)	(190,934)	(16,530)
Deferred consideration paid	(5,554)
Disposal of discontinued operations, net of cash disposed of	(9,669)
Proceeds from sale and leasebacks	10,752
Proceeds from lease modifications	5,520
Net cash used in investing activities	(75,531)	(234,660)	(36,338)
Cash flows from financing activities
Net proceeds from Convertible Notes	460,021
Net proceeds from the Transaction		622,164
Issue of ordinary shares			348,870
Proceeds from warrants exercised from Drover acquisition		5,300
Exercise of share options		(1,540)
Proceeds from stocking loans	1,202,039	665,325	216,444
Proceeds from subscription facilities	101,967	107,683
Proceeds from secured asset financing, bank loans and mortgages	5,985
Repayment of stocking loans	(1,218,427)	(574,055)	(196,082)
Repayment of subscription facilities	(120,559)	(60,386)
Repayment of secured asset financing, bank loans and mortgages	(3,862)	(683)	(443)
Interest paid on loans and borrowings	(18,724)	(4,185)	(1,298)
Lease payments	(29,198)	(18,597)	(6,294)
Excess proceeds above fair value from sale and leasebacks	1,086
Net cash from financing activities	380,328	741,026	361,197
Net increase in cash and cash equivalents	54,399	(50,123)	208,985
Cash and cash equivalents at the beginning of the year	192,629	243,524	34,539
Net foreign exchange differences	11,293	(772)
Cash and cash equivalents at the end of the year	£ 258,321	£ 192,629	£ 243,524